Financial Instruments - Additional Information (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense – net	$ 17,319	$ 18,310	$ 50,477	$ 41,076	$ 57,482	$ 41,497
Allowance for doubtful accounts					5,715
Covid19 [Member]
Accounts receivable - net	10,077		10,077		23,418
Allowance for doubtful accounts	$ 2,121		$ 2,121		5,715
Interest Rate Swap [Member]
Notional amount		$ 520,688		$ 520,688
Interest rate swap, fixed interest rate		1.90%		1.90%
Interest expense – net		$ 2,241		$ 4,291	4,291	2,111
Interest Rate Swap [Member] | Interest Expense [Member]
Interest expense – net						$ 887
Interest Rate Cap [Member]
Notional amount					$ 518,719
Interest rate swap, fixed interest rate	0.00%		0.00%		0.00%	0.00%
Interest expense – net	$ 309		$ 822		$ 208	$ 822
Derivative asset, notional amount	$ 516,750	$ 1,030	$ 516,750	$ 1,030	$ 1,030
strike rate	3.50%		3.50%		3.50%